SUMMARY OF MATURITY OF LEASE RECEIVABLES (Details) $ in Thousands	Dec. 31, 2025 SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Not later than one year	$ 1,428
Later than one year but not later than five years	325
Gross investment in lease	1,753
Less: Unearned finance income	(1,271)
Present value of minimum lease payment receivables	482
Non-current finance lease receivables	304
Current finance lease receivables	$ 967